Consolidated Balance Sheets (Parenthetical) - ¥ / shares None in scaling factor is -9223372036854775296	Mar. 31, 2015	Mar. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized	3,600,000,000	3,600,000,000
Common stock, shares issued	1,169,773,260	1,044,707,767
Treasury stock, common stock shares	1,031,323	1,026,618